--------------------------------------------------------------------------------
QUAKER(R)  INVESTMENT TRUST                      Supplement dated May 9, 2005 to
                                               Prospectus dated October 28, 2004
--------------------------------------------------------------------------------

QUAKER STRATEGIC GROWTH FUND
QUAKER CORE EQUITY FUND
QUAKER SMALL-CAP GROWTH FUND
QUAKER CAPITAL OPPORTUNITIES FUND
QUAKER BIOTECH PHARMA-HEALTHCARE FUND
QUAKER SMALL-CAP TREND FUND
QUAKER MID-CAP VALUE FUND
QUAKER SMALL-CAP VALUE FUND
GEEWAX TERKER CORE VALUE FUND
QUAKER FIXED INCOME FUND

At a shareholders' meeting held on May 3, 2005 (the "Meeting"), the shareholders of each of Quaker Strategic Growth Fund, Quaker Core Equity Fund, Quaker Small-Cap Growth Fund, Quaker Capital Opportunities Fund, Quaker Biotech Pharma-Healthcare Fund, Quaker Small-Cap Trend Fund, Quaker Mid-Cap Value Fund, Quaker Small-Cap Value Fund, Geewax Terker Core Value Fund and Quaker Fixed Income Fund (each, the "Fund," collectively the "Funds"), each a series portfolio of Quaker Investment Trust (the "Trust"), approved the election of Messrs. David K. Downes, Jeffry H. King, Sr., Laurie Keyes, Adrian A. Basora, Mark S. Singel, James R. Brinton, Warren West and G. Michael Mara to the Board of Trustees of the Trust. Each of these elected Trustees will continue to serve as Trustees until their successors are duly elected and qualified or until their earlier resignation, death or retirement.

At the Meeting, shareholders of each Fund also approved a new investment advisory agreement (the "New Advisory Agreement") between the Trust, on behalf of each Fund, and Quaker Funds, Inc. ("QFI"), as investment adviser to the Trust. Under the New Advisory Agreement, the investment advisory services to be provided by QFI as the investment adviser to the Funds, and the rate of investment advisory fees payable to QFI by the Funds will be identical to those provided under the previous investment advisory agreement with QFI, which had automatically terminated following the change of control of QFI on January 14, 2005 (the "Change of Control"). The following table provides the annual rates of investment advisory fees for each Fund under the New Advisory Agreement, which became effective as of May 3, 2005.

--------------------------------------------------------------------------------
                                              Rate of Investment Management
Name of Fund                                           Fees to QFI
--------------------------------------------------------------------------------
Quaker Strategic Growth Fund                              0.55%
--------------------------------------------------------------------------------
Quaker Core Equity Fund                                   0.30%
--------------------------------------------------------------------------------
Quaker Small-Cap Growth Fund                              0.30%
--------------------------------------------------------------------------------
Quaker Capital Opportunities Fund                         0.30%
--------------------------------------------------------------------------------
Quaker Biotech Pharma-Healthcare Fund                     0.50%
--------------------------------------------------------------------------------
Quaker Small-Cap Trend Fund                               0.50%
--------------------------------------------------------------------------------
Quaker Mid-Cap Value Fund                                 0.30%
--------------------------------------------------------------------------------
Geewax Terker Core Value Fund                             0.30%
--------------------------------------------------------------------------------

Except for Quaker Mid-Cap Value Fund, shareholders of each Fund also approved a new investment subadvisory agreement (each, the "New Subadvisory Agreement") with each Fund's respective sub-adviser that had previously served as sub-adviser to the Fund prior to the Change of Control of QFI (each, an "Existing Sub-adviser"). Shareholders of Quaker Mid-Cap Value Fund approved a new investment subadvisory agreement with Global Capital Management, Inc. ("GCM," and the "GCM Subadvisory Agreement"), which will replace Schneider Capital Management Company ("Schneider") as the new sub-adviser to the Fund. Under each New Subadvisory Agreement, the combined advisory services to be provided to the Funds by QFI and each Existing Sub-adviser, as adviser and sub-adviser, will be substantially identical to those previously provided under each Fund's previous subadvisory agreement. It is also expected that the combined advisory services to be provided by QFI and GCM under the GCM Subadvisory Agreement will be substantially similar to those that had been provided under Quaker Mid-Cap Value Fund's previous subadvisory agreement with Schneider. The rate of subadvisory fees payable to each sub-adviser by the respective Funds will be substantially identical to the subadvisory fee rates paid by each Fund under the previous subadvisory agreements, except with respect to Quaker Small-Cap Value Fund and Quaker Capital Opportunities Fund where a new subadvisory fee structure was approved to eliminate the performance-based subadvisory fee rates for those Funds. The following table provides a comparison of the previous subadvisory fee rates with the new subadvisory fee rates under each Fund's new subadvisory agreement, which became effective as of May 3, 2005.


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the Quaker(R) Funds                                                  QFPS 052005

------------------------------------------------------------------------------------------------------------
Name of Fund                              Previous Subadvisory Agreement           New Subadvisory Agreement
                                             Rate of Subadvisory Fees               Rate of Subadvisory Fees
------------------------------------------------------------------------------------------------------------
Quaker Strategic Growth Fund                           0.75%                                 0.75%
------------------------------------------------------------------------------------------------------------
Quaker Core Equity Fund                                0.75%                                 0.75%
------------------------------------------------------------------------------------------------------------
Quaker Small-Cap Growth Fund                           0.75%                                 0.75%
------------------------------------------------------------------------------------------------------------
Quaker Capital Opportunities Fund               Minimum Fee 0.3416%                          0.75%
                                                  Base Fee 0.75%
                                                 Maximum Fee 1.25%
------------------------------------------------------------------------------------------------------------
Quaker Biotech Pharma-Healthcare Fund                  0.95%                                 0.95%
------------------------------------------------------------------------------------------------------------
Quaker Small-Cap Trend Fund             On assets =$100 million 0.70%        On assets = $100 million 0.70%
                                        On assets > $100 million 0.60%       On assets > $100 million 0.60%
------------------------------------------------------------------------------------------------------------
Quaker Mid-Cap Value Fund                              0.75%                                 0.75%
------------------------------------------------------------------------------------------------------------
Quaker Small-Cap Value Fund                      Minimum Fee 0.30%
                                                  Base Fee 0.90%                             0.90%
                                                 Maximum Fee 1.50%
------------------------------------------------------------------------------------------------------------
Geewax Terker Core Value Fund                          0.75%                                 0.75%
------------------------------------------------------------------------------------------------------------
Quaker Fixed Income Fund                On assets = $100 million 0.35%       On assets = $100 million 0.35%
                                        On assets > $100 million 0.30%       On assets > $100 million 0.30%
------------------------------------------------------------------------------------------------------------

Shareholders of each Fund also approved the adoption of the Manager of Managers Structure for each Fund, which would permit QFI, as the Funds' investment adviser, to appoint and replace sub-advisers, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of a Fund without shareholder approval (the "Manager of Managers Structure"). The Manager of Managers Structure is intended to enable the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval for matters relating to sub-advisers or subadvisory agreements. The adoption of the Manager of Managers Structure would not however: (i) permit investment subadvisory fees paid by a Fund to be increased without shareholder approval; or (ii) change QFI's responsibilities to a Fund, including QFI's responsibilities relating to all subadvisory services furnished by a sub-adviser. The use of such Manager of Managers Structure on behalf of a Fund, however, is contingent upon either (i) the Trust's and QFI's receipt of an exemptive relief from the U.S. Securities and Exchange Commission ("SEC"), or (ii) the adoption of a rule by the SEC authorizing the use of such Manager of Managers Structure ("Proposed Rule"). The Trust and QFI expect to file an exemptive application with the SEC within the next several months requesting an order permitting QFI to adopt a Manager of Managers Structure with respect to the mutual funds for which QFI serves as investment adviser. However, there is no assurance that exemptive relief will be granted or that the Proposed Rule will be adopted.

In light of the foregoing, the Prospectus is amended as follows:

I. Under the section "About Our Funds - Growth Funds - Quaker Capital Opportunities Fund," the sections "Costs Of Investing In The Fund," "Annual Fund Operating Expenses" and "Expense Example" are replaced in its entirety with the following:


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the Quaker(R) Funds                                                  QFPS 052005

      Costs Of Investing In The Fund

      The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.

      Shareholder Fees:
      (Fees paid directly from your investment)                        Class A(1)      Class B(2)       Class C(2)
      ----------------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchase (as a              5.50%            NONE             NONE
      percentage of offering price)
      Maximum Deferred Sales Charge (as a percentage of original          NONE            5.00%            1.00%
      purchase price or redemption proceeds, as applicable)
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends         NONE             NONE            NONE
      And Other Distributions
      Redemption Fees(3) (as a percentage of amount redeemed)             NONE             NONE            NONE
      Exchange Fees                                                       NONE             NONE            NONE
      ----------------------------------------------------------------------------------------------------------------

      Annual Fund Operating Expenses
      (Expenses that are deducted from Fund Assets)
      ----------------------------------------------------------------------------------------------------------------
      Type of Fee                                                        Class A         Class B          Class C
      -----------                                                        -------         -------          -------
      Management fees(4)                                                  1.05%           1.05%            1.05%
      Distribution & Servicing (12b-1) Fees(5)                            0.25%           1.00%            1.00%
      Other Expenses(6)                                                   0.68%           0.68%            0.68%
                                                                     -------------------------------------------------
      Total Annual Fund Operating Expenses                                1.98%           2.73%            2.73%
                                                                     =================================================

      1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charge. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of this Prospectus for a complete description of sales charges.

      2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C Shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of this Prospectus for a complete description of sales charges.

      3. The Fund's Custodian may charge a fee (currently $25) on amounts redeemed and sent to you by wire transfer.

      4. Management fees are comprised of an advisory fee paid to Quaker Funds, Inc., and a subadvisory fee paid to the Sub-Adviser, Knott Capital Management. The advisory fee is a constant 0.30%. At a shareholders' meeting held on May 3, 2005, the shareholders of the Fund approved to replace the Fund's performance-based subadvisory fee rate with a fixed annual subadvisory fee rate of 0.75%, which became effective as of May 3, 2005.

      5. The Fund's board of trustees has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the 1940 Act for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charge.

      6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.


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the Quaker(R) Funds                                                  QFPS 052005

      Expense Example

      The following example is intended to help you compare the costs of investing in this Fund versus cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

      If you redeem your share at the end of the period, your costs would be:

      Shareholder Transaction Expenses
      --------------------------------------------------------------------------
                           One Year     Three Years     Five Years     Ten Years
                           --------     -----------     ----------     ---------
      Class A                $740          $1,137         $1,559         $2,729
      Class B(1)             $776          $1,147         $1,645       $2,796(2)
      Class C(1)             $376           $847          $1,445         $3,061
      --------------------------------------------------------------------------

      If you did not redeem your share, your costs would be:

      Shareholder Transaction Expenses
      --------------------------------------------------------------------------
                           One Year     Three Years     Five Years     Ten Years
                           --------     -----------     ----------     ---------
      Class A                $740          $1,137         $1,559         $2,729
      Class B(1)             $276           $847          $1,445       $2,796(2)
      Class C(1)             $276           $847          $1,445         $3,061
      --------------------------------------------------------------------------

      1.    Assumes CDSC does not apply.

      2. Class B shares automatically convert to Class A shares once the economic equivalent of a 5.00% sales charge is recovered by the Fund for each investment account which normally occurs 7 years after purchase; therefore, this amount assumes conversion of Class B shares to Class A shares after 7 years, lowering your annual expenses from that time on.

II. Under the section "About Our Funds - Value Funds - Quaker Small-Cap Value Fund," the sections "Costs Of Investing In The Fund," "Annual Fund Operating Expenses" and "Expense Example" are replaced in its entirety with the following:

      Costs Of Investing In The Fund

      The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. Annual operating expenses are paid out of the assets of the Fund, so their effect is already included in the Fund's daily share price.


[LOGO]
the Quaker(R) Funds                                                  QFPS 052005

      Shareholder Fees:
      (Fees paid directly from your investment)                Class A(1)    Class B(2)     Class C(2)    Class I(3)
      -----------------------------------------------------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchase (as a      5.50%          NONE           NONE          NONE
      percentage of offering price)
      Maximum Deferred Sales Charge (as a percentage of
      original purchase price or redemption proceeds, as
      applicable)                                                 NONE         5.00%          1.00%          NONE
      Maximum Sales Charge (Load) Imposed on Reinvested           NONE          NONE           NONE          NONE
      Dividends And Other Distributions
      Redemption Fees(4) (as a percentage of amount redeemed)     NONE          NONE           NONE          NONE
      Exchange Fees                                               NONE          NONE           NONE          NONE
      -----------------------------------------------------------------------------------------------------------------

      Annual Fund Operating Expenses
      (Expenses that are deducted from Fund Assets)
      -----------------------------------------------------------------------------------------------------------------
      Type of Fee                                                Class A       Class B       Class C       Class I
      -----------                                                -------       -------       -------       -------
      Management fees(5),(6)                                      1.20%         1.20%         1.20%         1.20%
      Distribution & Servicing (12b-1) Fees(7)                    0.25%         1.00%         1.00%         0.00%
      Other Expenses(8)                                           0.66%         0.66%         0.66%         0.66%
                                                              ---------------------------------------------------------
      Total Annual Fund Operating Expenses                        2.11%         2.86%         2.86%         1.86%
                                                              =========================================================

      1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charge. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of this Prospectus for a complete description of sales charges.

      2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C Shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of this Prospectus for a complete description of sales charges.

      3. Institutional Class Shares are subject to minimum initial investment of $1 million. Please see "Institutional Class Shares" in the "HOW TO BUY AND SELL SHARES" section of this Prospectus.

      4. The Fund's Custodian may charge a fee (currently $25) on amounts redeemed and sent to you by wire transfer.

      5. Management fees are comprised of an advisory fee paid to Quaker Funds, Inc., and a subadvisory fee paid to the Sub-Adviser, Aronson+Johnson+Ortiz, LP. The advisory fee is a constant 0.30%. At a shareholders' meeting held on May 3, 2005, the shareholders of the Fund approved to replace the Fund's performance-based subadvisory fee rate with a fixed annual subadvisory fee rate of 0.90%, which became effective as of May 3, 2005.

      6. The Sub-Adviser to the Fund has voluntarily agreed to charge the Fund a subadvisory fee rate of 0.85% on the first $25 million of assets of the Fund and 0.80% on all amounts in excess of $25 million, in accordance with the Sub-Adviser's "most favored nation" policy that provides for a subadvisory fee based upon a rate no greater than the lowest rate offered by the Sub-Adviser to another client with a similar investment objective. However, in the event that the investment advisory services provided to that client is terminated, the subadvisory fee rates offered to the Fund would revert to the contractual fee rate of 0.90% per annum.

      7. The Fund's Board of Trustees has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the 1940 Act for each Share Class except for Institutional Class Shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charge.

      8. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers. Quaker Funds, Inc. has voluntarily agreed to waive that portion, if any, of the investment advisory fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses of the Class A, Class B, Class C and Class I shares of the Fund do not exceed 2.60%, 3.35%, 3.35% and 2.35%, respectively. Quaker Funds, Inc. currently had no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.


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the Quaker(R) Funds                                                  QFPS 052005

      Expense Example

      The following example is intended to help you compare the costs of investing in this Fund versus cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs for each share class would be:

      If you redeem your share at the end of the period, your costs would be:

      Shareholder Transaction Expenses
      --------------------------------------------------------------------------
                           One Year     Three Years     Five Years     Ten Years
                           --------     -----------     ----------     ---------
      Class A                $752          $1,175         $1,622         $2,857
      Class B(1)             $789          $1,186         $1,709       $2,925(2)
      Class C(1)             $389           $886          $1,509         $3,185
      Institutional Class    $189           $585          $1,006         $2,180
      --------------------------------------------------------------------------

      If you did not redeem your share, your costs would be:

      Shareholder Transaction Expenses
      --------------------------------------------------------------------------
                           One Year     Three Years     Five Years     Ten Years
                           --------     -----------     ----------     ---------
      Class A                $752          $1,175         $1,622         $2,857
      Class B(1)             $289           $886          $1,509       $2,925(2)
      Class C(1)             $289           $886          $1,509         $3,185
      Institutional Class    $189           $585          $1,006         $2,180
      --------------------------------------------------------------------------

      1.    Assumes CDSC does not apply.

      2. Class B shares automatically convert to Class A shares once the economic equivalent of a 5.00% sales charge is recovered by the Fund for each investment account which normally occurs 7 years after purchase; therefore, this amount assumes conversion of Class B shares to Class A shares after 7 years, lowering your annual expenses from that time on.


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the Quaker(R) Funds                                                  QFPS 052005

III. Under the section "Additional Investment Information - Value Funds," the section "Quaker Mid-Cap Value Fund" is replaced in its entirety with the following:

      Quaker Mid-Cap Value Fund

      The Fund's Sub-Adviser believes that there are three factors that influence equity returns, namely quality, value and business prospects of the issuer. In order to choose the securities in which the Fund invests, the Sub-Adviser analyzes approximately 1,800 U.S. issuers of common stock. The Sub-Adviser then identifies and selects securities of companies with a market capitalization of between $1 billion to $18 billion that it believes to be undervalued relative to comparable alternate investments, and which demonstrate strong sales and earnings momentum, high profitability and rising earnings expectations. Furthermore, the Sub-Adviser seeks to identify companies that exhibit some or all of the following criteria:

            o     strong balance sheets and high credit quality;

            o     low price-to-earnings, price-to-sales, price-to-value ratios;

            o demonstrated consistent earnings growth in the past and are likely to achieve consistent earnings growth in the future;

            o high profit margins and the business strategies to protect and maintain such margins;

            o     high historical return on investment;

            o     large market share in the industry; and

            o ability to increase earnings through new products or sensible acquisitions.

      Through these selection criteria, the Sub-Adviser identifies 80 to 100 securities which it believes to be undervalued, and that have shown consistent earnings with a potential for further growth. From this group of securities, the Sub-Adviser then selects 35 to 45 securities for investment by the Fund.

      Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and in fact, the Fund usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Fund's Sub-Adviser may adopt termporary defensive investment position in the market.

IV. Under the section "Who Manages Our Funds - The Fund Manager," the third paragraph that begins with "For its services to each Fund other than the Quaker Capital Opportunities Fund..." and the tables that follows such paragraph, are replaced in its entirety with the following:

      For its services to each Fund, QFI receives an annual investment advisory fee, calculated daily and paid monthly, based on the average daily net assets of each Fund. The table below sets forth the compensation rates paid to QFI for each Fund, and the rates paid to each Sub-Adviser by QFI from the fees it receives:

                                                                                                                        Net Fee
                                                                                                                        Rate, as
                                                                                                                       percentage
                                                                                                                       of average
                                            Annual Fee Rate, as                       Annual Fee Rate, as              daily net
                                           percentage of average                     percentage of average              assets,
                                             daily net assets,                     daily net assets, paid to            retained
      Name of Fund                              paid to QFI                           Sub-Adviser by QFI                 by QFI
      -----------------------------------------------------------------------------------------------------------------------------
      Quaker Strategic Growth Fund                 1.30%                                     0.75%                       0.55%
      Quaker Core Equity Fund                      1.05%                                     0.75%                       0.30%
      Quaker Small-Cap Growth                      1.05%                                     0.75%                       0.30%
      Fund
      Quaker Capital                               1.05%*                                   0.75%*                       0.30%
      Opportunities Fund
      Quaker Biotech                               1.45%                                     0.95%                       0.50%
      Pharma-Healthcare Fund
      Quaker Small-Cap Trend Fund    Assets $0 to $100 million: 1 .20%          Assets $0 to $100 million: 0.70%         0.50%
                                        Assets > $100 million: 1.10%             Assets > $100 million: 0.60%
      Quaker Mid-Cap Value Fund                    1.05%                                     0.75%                       0.30%
      Quaker Small-Cap Value Fund                  1.20%*                                   0.90%*                       0.30%
      Geewax Terker Core Value                     1.05%                                     0.75%                       0.30%
      Fund
      Quaker Fixed Income Fund        Assets $0 to $100 million: 0.65%         Assets $0 to $100 million: 0.35%          0.30%
                                        Assets > $100 million: 0.60%             Assets > $100 million: 0.30%:

      * The Fund's fixed annual subadvisory fee rate became effective as of May 3, 2005. Prior to May 3, 2005, the subadvisory fee rate for the Fund was determined based on the Fund's performance relative to its relevant benchmark.


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the Quaker(R) Funds                                                  QFPS 052005

      For the Trust's fiscal year ending June 30, 2004, each Fund paid the investment advisory fees set forth beside its name:

      --------------------------------------------------------------------------
      Name of Fund                                                Advisory Fees
      --------------------------------------------------------------------------
      Quaker Strategic Growth Fund                                   $3,770,401
      --------------------------------------------------------------------------
      Quaker Core Equity Fund                                          $123,481
      --------------------------------------------------------------------------
      Quaker Small-Cap Growth Fund                                      $27,076
      --------------------------------------------------------------------------
      Quaker Capital Opportunities Fund                                $163,780*
      --------------------------------------------------------------------------
      Quaker Biotech Pharma-Healthcare Fund                            $134,383
      --------------------------------------------------------------------------
      Quaker Small-Cap Trend Fund                                        $4,088
      --------------------------------------------------------------------------
      Quaker Mid-Cap Value Fund                                        $308,995
      --------------------------------------------------------------------------
      Quaker Small-Cap Value Fund                                      $299,930*
      --------------------------------------------------------------------------
      Geewax Terker Core Value Fund                                     $10,367
      --------------------------------------------------------------------------
      Quaker Fixed Income Fund                                          $43,643
      --------------------------------------------------------------------------

      The investment advisory fees shown reflect the Fund's performance-based subadvisory fee rate that was in effect prior to May 3, 2005. Investment advisory fees determined using the Fund's new fixed annual subadvisory fee rate would likely be different from those shown in the table.

V. Under the section "Who Manages Our Funds - The Sub-Advisers," the section "For the Quaker Mid-Cap Value Fund" is replaced in its entirety with the following: For the Quaker Mid-Cap Value Fund

      Global Capital Management, Inc. ("GCM"), One West First Avenue, Suite 100 Conshohocken, Pennsylvania 19428, serves as Sub-Adviser to the Fund. GCM was established as a 100% employee owned investment advisory firm in 1997 and is a registered investment adviser with approximately $250 million in client assets under management.

      Anthony Soslow is founder and Chief Investment officer of GCM, where he supervises all investment functions. Mr. Soslow founded the firm in 1997, and created the GCM Investment Process that identifies high quality, undervalued securities that exhibit improving business prospects. From 1986 through 1997, Mr. Soslow was Director of Portfolio Management at RTE Asset Management, where he served on the firm's investment committee. Mr. Soslow was instrumental in helping to grow the firm's assets from $200 million in 1986 to over $2 billion in 1997. Mr. Soslow graduated with honors from the Wharton School of the University of Pennsylvania and is a Chartered Financial Analyst.

      John Hammerschmidt has over twenty years of investment experience and joined GCM in 2004. Mr. Hammerschmidt spent eleven years as a senior portfolio manager and analyst with Turner Investment Partners where he was responsible for the portfolio management of all of the Turner large cap growth equity products. Joining Turner just after its inception, Mr. Hammerschmidt was instrumental in helping Turner to grow its asset base from $400 million to over $12 billion. In 1995 he became the initial and lead manager for the Turner Large Cap Growth Equity Product. Mr. Hammerschmidt is a graduate of the Fuqua School of Business at Duke University (MBA 1985) and Lehigh University (BS 1981). Mr. Hammerschmidt is a member of the Financial Analysts of Philadelphia and AIMR, and has passed Series 5, 6, 7, 63 and 65 examinations of the NASD.


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the Quaker(R) Funds                                                  QFPS 052005

      Philip Mendelsohn, CFA is a portfolio manager with GCM and has been with the firm since 1999. Previously, Mr. Mendelsohn led local banking initiatives for both PNC Financial Services Group, Inc. and First Union National Bank and obtained extensive management experience with JC Penney. Mr. Mendelsohn's value approach to investing is leveraged by his unique hands-on expertise in the financial services and retail sectors. Mr. Mendelsohn received his BA from Washington University, an MBA from LaSalle University and is a Chartered Financial Analyst.

VI. All references to the address of Quaker Investment Trust and Quaker Funds Inc. as "1288 Valley Forge Road, Suite 71, P.O. Box 987, Valley Forge, PA 19482" shall be replaced by the following address:

                                               309 Technology Drive
                                               Malvern, PA 19355


[LOGO]
the Quaker(R) Funds                                                  QFPS 052005

                             QUAKER INVESTMENT TRUST

                          QUAKER STRATEGIC GROWTH FUND
                             QUAKER CORE EQUITY FUND
                          QUAKER SMALL-CAP GROWTH FUND
                        QUAKER CAPITAL OPPORTUNITIES FUND
                      QUAKER BIOTECH PHARMA-HEALTHCARE FUND
                           QUAKER SMALL-CAP TREND FUND
                            QUAKER MID-CAP VALUE FUND
                           QUAKER SMALL-CAP VALUE FUND
                          GEEWAX TERKER CORE VALUE FUND
                            QUAKER FIXED INCOME FUND

      Supplement dated May 9, 2005 to the Statement of Additional Information dated October 28, 2004.

      The Statement of Additional Information is amended as follows:

I. Under the section "Investment Adviser and Sub-Adviser Information," the section "Advisory Fees" is replaced in its entirety with the following (please note that the sections "Quaker Small-Cap Value Fund," "Quaker Capital Opportunities Fund," and the tables immediately following the section "Quaker Capital Opportunities Fund" under the "Advisory Fees" section are deleted in its entirety):

      Advisory Fees

      The Trust's prospectus contains a description of the investment advisory fees paid by each Fund to Adviser. The following table provides the annual investment advisory rate for each Fund and the resulting aggregate investment advisory fees paid by each Fund for the fiscal years ending June 30 of each period listed. In addition, in the interest of limiting the expenses of certain Funds, Adviser has voluntarily agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses as set forth in the table below. Adviser is under no obligation to continue such waivers or reimbursements.

       ----------------------------------------------------------------------------------------------------------
           Name of Portfolio                Investment             Expense Limitation        Net Investment
                                         Advisory Fee Rate                                 Advisory Fees Paid
       ----------------------------------------------------------------------------------------------------------
       Quaker Core Equity Fund                 1.05%                      N/A              2004         $123,481
                                                                                        -------------------------
                                                                                           2003         $113,182
                                                                                        -------------------------
                                                                                           2002         $140,104
       ----------------------------------------------------------------------------------------------------------
       Quaker Strategic Growth                 1.30%                      N/A              2004       $3,770,401
       Fund                                                                             -------------------------
                                                                                           2003       $2,176,377
                                                                                        -------------------------
                                                                                           2002       $1,468,661
       ----------------------------------------------------------------------------------------------------------
       Quaker Mid-Cap Value Fund               1.05%                      N/A              2004         $308,995
                                                                                        -------------------------
                                                                                           2003         $148,338
                                                                                        -------------------------
                                                                                           2002         $123,877
       ----------------------------------------------------------------------------------------------------------
       Quaker Small-Cap Value                  1.20%(1)             Class A - 2.60%       2004(2)       $299,930
       Fund                                                       Class B & C - 3.35%   -------------------------
                                                                    Class I - 2.35%       2003(2)       $359,279
                                                                                        -------------------------
                                                                                          2002(2)       $365,232
       ----------------------------------------------------------------------------------------------------------
       Quaker Small-Cap Growth                 1.05%                      N/A              2004          $27,076
       Fund                                                                             -------------------------
                                                                                           2003          $26,261
                                                                                        -------------------------
                                                                                           2002          $33,590
       ----------------------------------------------------------------------------------------------------------
       Quaker Fixed Income Fund    Assets $0 to $100 million -      Advisory Fee of        2004          $40,235
                                   0.65%                           0.30% waived until   -------------------------
                                   Assets > $100 million - 0.60%       10/28/2005          2003          $95,631
                                                                                        -------------------------
                                                                                           2002          $80,704
       ----------------------------------------------------------------------------------------------------------
       Geewax Terker Core Value                1.05%                Advisory Fee of        2004          $10,367
       Fund                                                            0.30% and        -------------------------
                                                                  Sub-Advisory Fee of      2003           $9,478
                                                                   0.75% waived until   -------------------------
                                                                       10/28/2005          2002           $2,768
       ----------------------------------------------------------------------------------------------------------

       ----------------------------------------------------------------------------------------------------------
           Name of Portfolio                Investment             Expense Limitation        Net Investment
                                         Advisory Fee Rate                                 Advisory Fees Paid
       ----------------------------------------------------------------------------------------------------------
       Quaker Capital                          1.05%(1)                   N/A             2004(2)       $163,780
       Opportunities Fund                                                               -------------------------
                                                                                          2003(2)        $73,466
                                                                                        -------------------------
                                                                                          2002(2)         $6,649
       ----------------------------------------------------------------------------------------------------------
       Quaker Biotech                          1.45%                      N/A              2004         $134,383
       Pharma-Healthcare Fund                                                           -------------------------
                                                                                           2003          $19,576
                                                                                        -------------------------
                                                                                           2002           N/A(3)
       ----------------------------------------------------------------------------------------------------------
       Quaker Small-Cap Trend      Assets $0 to $100 million -      Class A - 2.15%        2004           $4,088
       Fund                        1.20%                            Class C - 3.15%     -------------------------
                                   Assets > $100 million - 1.10%    Class I - 1.90%        2003          N/A(3)
                                                                                        -------------------------
                                                                                           2002          N/A(3)
       ----------------------------------------------------------------------------------------------------------

----------------------------
      1. The Fund's fixed annual subadvisory fee rate became effective as of May 3, 2005. Prior to May 3, 2005, the subadvisory fee rate for the Fund was determined based on the Fund's performance relative to its relevant benchmark.

      2. The investment advisory fees shown reflect the Fund's performance-based subadvisory fee rate that was in effect prior to May 3, 2005. Investment advisory fees determined using the Fund's new fixed annual subadvisory fee rate would likely be different from those shown in the table.

      3.    Not in operation during such period.

II. Under the section "Investment Adviser and Sub-Adviser Information," the section "Approval of Advisory and Sub-Advisory Agreements" is replaced in its entirety with the following:

      Factors the Trustees considered in Approving a New Advisory Agreement with Adviser

      On February 10, 2005, the Board of Trustees held a meeting to decide, among other things, whether to approve a new Advisory Agreement with Adviser ("New Advisory Agreement"). The Independent Trustees also discussed the approval of the New Advisory Agreement with independent counsel in a separate session. In evaluating the New Advisory Agreement, the Board requested and received information from Adviser to assist in its deliberations. Further, because Board approval of the New Advisory Agreement with Adviser was made necessary at such time solely as a result of the change of control of Adviser ("Change of Control") and the technical requirements of Section 15 of the 1940 Act, the Board gave substantial weight to its consideration made at the June 8, 2004 Board meeting in renewing the previous Advisory Agreement with Adviser ("Previous Advisory Agreement"), when considering the approval of the New Advisory Agreement.

      In addition to Mr. Jeffry H. King's presentation at the January 14 Board Meeting and the written responses provided by Mr. King to a questionnaire submitted by the Trust regarding the Change of Control of Adviser and Adviser's proposed business plans, the Board also considered the following factors in determining reasonableness and fairness of the New Advisory Agreement with Adviser:

o The qualifications of Adviser to provide a range of management and administrative services. The Board reviewed the credentials and experience of officers and employees of Adviser who will provide investment advisory and other services to the Funds following the departures of Mr. and Mrs. Kevin Mailey. Specifically, the Board noted the (i) extensive background and significant relevant sales and marketing experience of recently retained sales personnel and their ability to promote and grow the Funds;
      (ii) compliance personnel in their ability to provide compliance oversight and address compliance issues as they arise (including, the hiring of a paralegal with the relevant mutual fund industry compliance experience); and (iii) financial strength of the principals of Adviser.

o The range of advisory services provided by Adviser. The Board reviewed the services to be provided by Adviser under the New Advisory Agreement, and noted that the level and type of services that would be provided under the New Advisory Agreement would be identical to the management services that had been provided under the Previous Advisory Agreement.

o The performance record of the Funds. The Board reviewed each Fund's performance record and noted that out of the nine Funds that had been in existence for a period of one-year or more, eight of the Funds had outperformed their respective benchmark indices for the past one-year period, while three out of five Funds had outperformed their respective benchmark indices for each of the one-year, three-year and five-year periods considered. In that regard, the Board determined that Adviser has developed the expertise and resources for selecting and managing qualified subadvisers to provide investment advisory services to the Funds, in accordance with each Fund's investment objective and strategies.

o Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for each Fund under the New Advisory Agreement and noted that the advisory fees payable to Adviser will remain unchanged from those paid by the Fund under the Previous Advisory Agreement. In taking into account the overall strong performance of the Funds under Adviser, the Board concluded that each Fund's advisory fees under the New Advisory Agreement were fair and reasonable in light of the high quality management and administrative services that Adviser would provide under the New Advisory Agreement. Because advisory fee information for investment companies with a "manager of managers" structure was not readily available, the Board did not consider the level of advisory fees for each Fund in comparison with other similar funds.

o The profitability of Adviser. The Board reviewed information concerning the profitability of Adviser's (and its affiliates') investment advisory and other services and its financial condition. The Board noted that each Fund's advisory fee would remain the same under the New Advisory Agreement, and that Adviser intends to continue the fee waivers currently in effect under the Previous Advisory Agreement. The Board also noted that Adviser had only begun to be profitable in the past two years, and that Adviser's current level of profitability was fair and reasonable considering the quality of management and the overall strong performance of the Funds under Adviser.

      After considering the above factors, the Board concluded that it is in the best interests of the Funds and their shareholders to approve the New Advisory Agreement between the Trust and Adviser with respect to the Funds. The Board believes that it has carefully and thoroughly examined the pertinent issues and alternatives and reached its conclusion after careful discussion and analysis. In recommending the approval of the New Advisory Agreement for the Funds, the Independent Trustees have taken the action which they believe to be in the best interests of the Funds and their shareholders. In so doing, they were advised by independent counsel as to the nature of the matters to be considered and the standards to be used in reaching their decision.

      Factors the Trustees considered in Approving New Subadvisory Agreements for Each Fund

      The Board discussed the approval of each new Subadvisory Agreement between Adviser and each respective Sub-Adviser (each, a "New Subadvisory Agreement," collectively the "New Subadvisory Agreements"), with respect to each Fund, at an in-person Board meeting held on February 10, 2005. The Independent Trustees also discussed the approval of the New Subadvisory Agreements with independent counsel in a separate session. Except for Quaker Mid-Cap Value Fund, the Board considered approval of the New Subadvisory Agreements with each Fund's Sub-Adviser that had previously served as Sub-Adviser to the Fund prior to the Change of Control of Adviser. With respect to Quaker Mid-Cap Value Fund, the Board considered approval of a New Subadvisory Agreement with a new Sub-Adviser, Global Capital Management, Inc. ("GCM"), to replace the previous Sub-Adviser to the Fund, Schneider Capital Management Company.

      In evaluating the New Subadvisory Agreements, the Board requested and received information from Adviser and each respective Sub-Adviser to assist in its deliberations. Further, because Board approval of the New Subadvisory Agreements (with the exception of Quaker Mid-Cap Value Fund) was made necessary at this time solely as a result of the Change of Control and the technical requirements of Section 15 of the 1940 Act, the Board gave substantial weight to its consideration made at the June 8, 2004 Board meeting in renewing the previous subadvisory agreements for certain Funds, when considering the approval of the New Subadvisory Agreements for such Funds. In approving the New Subadvisory Agreement for each Fund, the Board considered the following:

      For Quaker Strategic Growth Fund

      The Board considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and DG Capital Management, Inc. ("DGCM"), with respect to Quaker Strategic Growth
      Fund:

o The range of subadvisory services provided by DGCM. The Board reviewed the services to be provided by DGCM under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those DGCM had provided under its previous subadvisory agreement. The Board also noted the strength of DGCM's compliance program and its ability to provide compliance oversight, as well as the financial strength of DGCM.

o The performance record of Quaker Strategic Growth Fund. The Board reviewed the performance record of Quaker Strategic Growth Fund and noted that the Fund had outperformed its respective benchmark index for each of the one-year, three-year, five-year and since-inception periods considered. The Board also noted the favorable industry reviews the Fund and its portfolio manager had received recently in the print media, and determined that DGCM would continue to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board gave substantial weight to the fact that the subadvisory fees charged by DGCM under the New Subadvisory Agreement is the same as that under the previous subadvisory agreement. Additionally, the Board examined the expense ratio and the level of subadvisory fees for the Fund and noted that the expense ratio for the Fund was minimally higher than the average peer group expense ratio. However, in considering the strong performance of the Fund for the periods considered, the Board concluded that the Fund's subadvisory fees under the New Subadvisory Agreement were fair and reasonable in light of the high quality of subadvisory services that the portfolio manager of DGCM would continue to provide under the New Subadvisory Agreement.

      For Quaker Core Equity Fund

      The Board considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and Geexwax, Terker & Co. ("GTC"), with respect to Quaker Core Equity Fund:

o The range of subadvisory services provided by GTC. The Board reviewed the services to be provided by GTC under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those GTC had provided under its previous subadvisory agreement. The Board also noted the strength of GTC's compliance program and its ability to provide compliance oversight, as well as the financial strength of GTC.

o The performance record of Quaker Core Equity Fund. The Board reviewed the performance record of Quaker Core Equity Fund and noted that although the Fund's performance lagged behind its respective benchmark index for the long-term periods, the Fund had recently shown stronger performance by outperforming its benchmark index for the one-year and three-year periods considered. Based on the recent strong performance by the Fund, the Board determined that GTC would continue to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board gave substantial weight to the fact that the subadvisory fees charged by GTC under the New Subadvisory Agreement is the same as that under the previous subadvisory agreement. Additionally, the Board examined the expense ratio and the level of subadvisory fees for the Fund and concluded that the Fund's subadvisory fees under the New Subadvisory Agreement were fair and reasonable in light of the recent strong performance of the Fund and the high quality of subadvisory services that the portfolio manager of GTC would provide under the New Subadvisory Agreement.

      For Quaker Small-Cap Growth Fund

      The Board also considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and GTC, with respect to Quaker Small-Cap Growth Fund:

o The range of subadvisory services provided by GTC. The Board reviewed the services to be provided by GTC under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those GTC had provided under its previous subadvisory agreement. The Board also noted the strength of GTC's compliance program and its ability to provide compliance oversight, as well as the financial strength of GTC.

o The performance record of Quaker Small-Cap Growth Fund. The Board reviewed the performance record of Quaker Small-Cap Growth Fund and noted that although the Fund's performance lagged behind its respective benchmark index for the long-term periods, the Fund had recently shown stronger performance by outperforming its benchmark index for the past 12-month period considered. Based on the recent strong performance by the Fund, the Board determined that GTC would continue to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board gave substantial weight to the fact that the subadvisory fees charged by GTC under the New Subadvisory Agreement is the same as that under the previous subadvisory agreement. Additionally, the Board examined the expense ratio and the level of subadvisory fees for the Fund and concluded that the Fund's subadvisory fees under the New Subadvisory Agreement were fair and reasonable in light of the recent strong performance of the Fund and the high quality of subadvisory services that the portfolio managers of GTC would provide under the New Subadvisory Agreement.

      For Geewax Terker Core Value Fund

      The Board also considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and GTC, with respect to Geewax Terker Core Value Fund:

o The range of subadvisory services provided by GTC. The Board reviewed the services to be provided by GTC under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those GTC had provided under its previous subadvisory agreement. The Board also noted the strength of GTC's compliance program and its ability to provide compliance oversight, as well as the financial strength of GTC.

o The performance record of Geewax Terker Core Value Fund. The Board reviewed the performance record of Geewax Terker Core Value Fund and noted that the Fund had outperformed its respective benchmark index for the one-year and since-inception periods considered. Based on the strong performance by the Fund, the Board determined that GTC would continue to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board gave substantial weight to the fact that the subadvisory fees charged by GTC under the New Subadvisory Agreement is the same as that under the previous subadvisory agreement. Additionally, the Board examined the expense ratio and the level of subadvisory fees for the Fund and concluded that the Fund's subadvisory fees under the New Subadvisory Agreement were fair and reasonable in light of the strong performance of the Fund and the high quality of subadvisory services that the portfolio managers of GTC would provide under the New Subadvisory Agreement.

      For Quaker Small-Cap Trend Fund

      The Board also considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and TrendStar Advisors, LLC ("TrendStar"), with respect to Quaker Small-Cap Trend Fund:

o The range of subadvisory services provided by TrendStar. The Board reviewed the services to be provided by TrendStar under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those TrendStar had provided under its previous subadvisory agreement. The Board also noted the strength of TrendStar's compliance program and its ability to provide compliance oversight, as well as the financial strength of TrendStar.

o The performance record of Quaker Small-Cap Trend Fund. The Board reviewed the performance record of Quaker Small-Cap Trend Fund, which TrendStar had served as subadviser since the Fund's formation on February 17, 2004. The Board noted that although the Fund's performance lagged behind its respective benchmark index for the since-inception period, the Fund had recently shown stronger performance by performing closer to its benchmark index in the last three-month period considered. In taking into account the fact that the Fund has been in existence for only a short period of time, as well as the recent improved performance by the Fund, the Board determined that TrendStar would be able to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board gave substantial weight to the fact that the subadvisory fees charged by TrendStar under the New Subadvisory Agreement is the same as that under the previous subadvisory agreement. Additionally, the Board examined the expense ratio and the level of subadvisory fees for the Fund and noted that the Fund's subadvisory fees charged by TrendStar were lower than the advisory fees of a similar fund managed by TrendStar. The Board also noted that the Fund had not realized any economies of scale on the subadvisory fees due to the Fund's small asset size. The Board concluded that the Fund's subadvisory fees under the New Subadvisory Agreement were fair and reasonable in light of the recent improved performance of the Fund and the high quality of subadvisory services that the portfolio managers of TrendStar would provide under the New Subadvisory Agreement. The Board also noted that as the asset size of the Fund increases, the Fund will likely benefit from economies of scale which would result in lower expense ratios.

      For Quaker Mid-Cap Value Fund

      The Board considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and GCM, with respect to Quaker Mid-Cap Value Fund:

o The range of subadvisory services provided by GCM. The Board reviewed the services to be provided by GCM under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be comparable to those currently provided by Schneider under the Fund's previous subadvisory agreement with Schneider. The Board also noted the strength of GCM's compliance program and its ability to provide compliance oversight, as well as the financial strength of GCM.

o The performance record GCM in managing wrap and separately managed accounts. The Board reviewed the performance record of GCM in managing wrap and separately managed client accounts and noted that these funds managed by GCM had outperformed their respective benchmark indices in 23 of the 26 calendar quarters considered. In taking into account the performance history of other client accounts managed by GCM that use the same investment strategy, the Board determined that GCM would be able to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board noted that the subadvisory fees under the New Subadvisory Agreement with GCM would be the same as the subadvisory fees paid to Schneider under the previous subadvisory agreement. The Board also noted that the subadvisory fees under the New Subadvisory Agreement with GCM would be lower than the advisory fees paid by other client accounts managed by GCM. In considering that the level and type of investment subadvisory services that would be provided by GCM under the New Subadvisory Agreement will be comparable to the services provided by Schneider, the Board concluded that the Fund's subadvisory fees under the New Subadvisory Agreement with GCM were fair and reasonable.

      For Quaker Small-Cap Value Fund

      The Board also considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and Aronson+Johnson+Ortiz, LP ("AJO"), with respect to Quaker Small-Cap Value Fund:

o The range of subadvisory services provided by AJO. The Board reviewed the services to be provided by AJO under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those AJO had provided under its previous subadvisory agreement. The Board also noted the ability of AJO's compliance program to provide compliance oversight, as well as the financial strength of AJO.

o The performance record of Quaker Small-Cap Value Fund. The Board reviewed the performance record of Quaker Small-Cap Value Fund and noted that the Fund had outperformed its respective benchmark index for each of the one-year, three-year, five-year and since-inception periods considered. Based on the strong performance of the Fund over all the periods considered, the Board determined that AJO would continue to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board noted that AJO had previously requested Adviser to modify the previous subadvisory agreement by eliminating any performance based fee component in determining the subadvisory fees paid to AJO. The 1940 Act requirement for the Board and shareholders of the Fund to approve a New Subadvisory Agreement following a Change of Control provided an opportunity to consider such an arrangement. In connection with the Board's review and consideration in continuing to retain AJO as the subadviser to the Fund, the Board considered an arrangement whereby the New Subadvisory Agreement would provide for AJO to receive compensation based on a fixed annual rate of the subadvised assets, which would be equal to the "base fee" under the previous subadvisory agreement with the Fund. In considering AJO's request, the Board considered that the new subadvisory fee structure would be simpler than the fee structure under the previous subadvisory agreement. The Board determined that the overall subadvisory fees and expense ratio for the Fund would be lower under the New Subadvisory Agreement than under the previous subadvisory agreement so long as the Fund continues to show strong performance results against its respective benchmark index. Although the Board noted that the Fund's expense ratio is slightly higher than the expense ratio of its peer group average, the Board concluded that the Fund's subadvisory fees under the New Subadvisory Agreement were fair and reasonable in light of the high quality of subadvisory services that the portfolio managers of AJO would continue to provide under the New Subadvisory Agreement, as evidenced by past strong performance results.

      For Quaker Fixed Income Fund

      The Board also considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and Andres Capital Management, LLC ("Andres"), with respect to Quaker Fixed Income Fund:

o The range of subadvisory services provided by Andres. The Board reviewed the services to be provided by Andres under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those Andres had provided under its previous subadvisory agreement. The Board also noted the strength of Andres' compliance program and its ability to provide compliance oversight, as well as Andres' financial condition.

o The performance record of Quaker Fixed Income Fund. The Board reviewed the performance record of Quaker Fixed Income Fund and noted that the Fund's performance lagged behind its respective benchmark index in both the long-term and short-term periods considered. The Board requested that Adviser work closely with the Andres' portfolio manager in order to improve the performance of the Fund.

o Subadvisory fees and expenses. The Board noted that the subadvisory fees under the New Subadvisory Agreement with Andres would be the same as the subadvisory fees paid under the previous subadvisory agreement. The Board concluded that the Fund's subadvisory fees under the New Subadvisory Agreement with Andres were fair and reasonable, and noted that as the asset size of the Fund increases, the Fund will benefit from economies of scale which would result in a lower overall expense ratio, since the Fund's total net assets are small and the fixed costs of operating the Fund are large relative to the assets of the Fund.

      For Quaker Capital Opportunities Fund

      The Board also considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and Knott Capital Management ("Knott"), with respect to Quaker Capital Opportunities Fund:

o The range of subadvisory services provided by Knott. The Board reviewed the services to be provided by Knott under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those Knott had provided under its previous subadvisory agreement. The Board also noted Knott's ability to have a strong compliance program and its ability to provide compliance oversight, as well as the financial strength of Knott.

o The performance record of Quaker Capital Opportunities Fund. The Board reviewed the performance record of Quaker Capital Opportunities Fund and noted that the Fund had outperformed its respective benchmark index for each of the one-year, three-year and since-inception periods considered. Based on the strong performance of the Fund over all the periods considered, the Board determined that Knott would continue to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board noted that Knott had previously requested Adviser to modify the previous subadvisory agreement by eliminating any performance based fee component in determining the subadvisory fees paid to Knott. The 1940 Act requirement for the Board and shareholders of the Fund to approve a New Subadvisory Agreement following a Change of Control provided an opportunity to consider such an arrangement. In connection with the Board's review and consideration in continuing to retain Knott as the subadviser to the Fund, the Board considered an arrangement whereby the New Subadvisory Agreement would provide for Knott to receive compensation based on a fixed annual rate of the subadvised assets, which would be equal to the "base fee" under the previous subadvisory agreement with the Fund. In considering Knott's request, the Board considered that the new subadvisory fee structure would be simpler than the fee structure under the previous subadvisory agreement. The Board determined that the overall subadvisory fees and expense ratio for the Fund would be lower under the New Subadvisory Agreement than under the previous subadvisory agreement, if the Fund continues to show strong performance results against its respective benchmark index. The Board concluded that the Fund's subadvisory fees under the New Subadvisory Agreement were fair and reasonable in light of the high quality of subadvisory services that the portfolio managers of Knott would provide under the New Subadvisory Agreement, as evidenced by past strong performance results.

      For Quaker Biotech Pharma-Healthcare Fund

      The Board also considered the following factors in determining reasonableness and fairness of the New Subadvisory Agreement between Adviser and Sectoral Asset Management, Inc. ("S.A.M."), with respect to Quaker Biotech Pharma-Healthcare Fund:

o The range of subadvisory services provided by S.A.M. The Board reviewed the services to be provided by S.A.M. under the New Subadvisory Agreement, and noted that the level and type of investment subadvisory services under the New Subadvisory Agreement would be identical to those S.A.M. had provided under its previous subadvisory agreement. The Board also noted the strength of S.A.M.'s compliance program and its ability to provide compliance oversight, as well as the financial strength of S.A.M.

o The performance record of Quaker Biotech Pharma-Healthcare Fund. The Board reviewed the performance record of Quaker Biotech Pharma-Healthcare Fund and noted that although the Fund's performance lagged behind its respective benchmark index for the long-term periods, the Fund had recently shown stronger performance by outperforming its benchmark index for the past 12-month period considered. Based on the recent strong performance by the Fund, the Board determined that S.A.M. would continue to provide a high level of subadvisory services to the Fund under the New Subadvisory Agreement.

o Subadvisory fees and expenses. The Board gave substantial weight to the fact that the subadvisory fees charged by S.A.M. under the New Subadvisory Agreement is the same as that under the previous subadvisory agreement. Additionally, the Board examined the expense ratio and the level of subadvisory fees for the Fund and concluded that the Fund's subadvisory fees under the New Subadvisory Agreement were fair and reasonable in light of the recent strong performance of the Fund and the high quality of subadvisory services that the portfolio managers of S.A.M. would continue to provide under the New Subadvisory Agreement.

      After considering the above factors, the Board concluded that it is in the best interests of each Fund and its respective shareholders to approve each of the respective New Subadvisory Agreement between Adviser and Sub-Adviser, on behalf of each Fund.

      The Board reached this conclusion after careful discussion and analysis. The Board believes that it has carefully and thoroughly examined the pertinent issues and alternatives. In recommending the approval of the New Subadvisory Agreements for each Fund, the Independent Trustees have taken the action which they believe to be in the best interests of the Funds and their shareholders. In so doing, they were advised by independent counsel as to the nature of the matters to be considered and the standards to be used in reaching their decision.

III. Under the section "Trustees and Officers," the table following the first paragraph that begin with "The Board of Trustees ("Board" or "Trustees") has overall responsibility for the management and affairs of the Trust. The day-to-day operations of the Trust," is replaced in its entirety with the following:

-----------------------------------------------------------------------------------------------------------------
                                       Length of                               Number of
                       Position(s)    Time Served          Principal          Portfolios            Other
 Name, Address and      Held with     as a Trustee   Occupation(s) During     Overseen by    Directorships Held
        Age             the Trust     of the Trust       Past 5 Years           Trustee        by Nominee((1))
-----------------------------------------------------------------------------------------------------------------
Interested Trustees and Officers
-----------------------------------------------------------------------------------------------------------------
Jeffry H. King,      Chief Executive      8 years     Chairman of Board of          10               None
Sr.(2)                   Officer,                     Directors and Chief
309 Technology        Treasurer and                   Executive Officer,
Drive                    Trustee                      Quaker Funds, Inc.
Malvern, PA 19355                                     (1996-present);(3)
Age 62                                                Chairman of Board of
                                                      Directors and
                                                      Assistant Secretary,
                                                      Quaker Securities,
                                                      Inc. (1990-present);
                                                      (3) and Chairman,
                                                      Citco Mutual Fund
                                                      Services, Inc.
                                                      ("CMFS")
                                                      (administrator and
                                                      transfer agent)
                                                      (2001-present). (3)

-----------------------------------------------------------------------------------------------------------------
Laurie Keyes(4)       Secretary and       8 years     Director and Chief            10               None
309 Technology           Trustee                      Financial Officer,
Drive                                                 Quaker Funds, Inc.
Malvern, PA 19355                                     (1996-present);
Age 55                                                formerly, Chief
                                                      Financial Officer,
                                                      Quaker Securities,
                                                      Inc. (1990-2001).
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                       Length of                               Number of
                       Position(s)    Time Served          Principal          Portfolios            Other
 Name, Address and      Held with     as a Trustee   Occupation(s) During     Overseen by    Directorships Held
        Age             the Trust     of the Trust       Past 5 Years           Trustee        by Nominee((1))
-----------------------------------------------------------------------------------------------------------------
Timothy E. Richards  Chief                1 year      General Counsel,             None              None
309 Technology       Compliance                       Quaker Funds, Inc.
Drive                Officer                          (2003-present); Chief
Malvern, PA 19355                                     Compliance Officer,
Age 39                                                Penn Street
                                                      Investment Trust
                                                      (2004-present);
                                                      General Counsel, CRA
                                                      Fund Advisors, Inc.
                                                      (2004-present); Chief
                                                      Compliance Officer,
                                                      Community
                                                      Reinvestment Act
                                                      Qualified Investment
                                                      Fund (2004-present);
                                                      formerly Chief Trust
                                                      Officer, Millennium
                                                      Bank, Malvern, PA
                                                      (2000-2003); and
                                                      Senior Manager,
                                                      Vanguard Fiduciary
                                                      Trust Company,
                                                      Malvern, PA
                                                      (1998-2000).
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                       Length of                               Number of
                       Position(s)    Time Served          Principal          Portfolios            Other
 Name, Address and      Held with     as a Trustee   Occupation(s) During     Overseen by    Directorships Held
        Age             the Trust     of the Trust       Past 5 Years           Trustee        by Nominee((1))
-----------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------
David K. Downes         Chairman of       1 year     President, Chief               10        Internet Capital
309 Technology Drive     the Board,                  Executive Officer and                    Group, Inc. (a
Malvern, PA 19355         Trustee                    Director of CRA Fund                     technology
Age 65                                               Advisors Inc.                            company)
                                                     (2004-present);                          (2003-present).
                                                     President, Community
                                                     Reinvestment Act
                                                     Qualified Investment
                                                     Fund ("CRAQIF"), an
                                                     investment management
                                                     company (2004-present);
                                                     formerly, Chief
                                                     Operating Officer and
                                                     Chief Financial
                                                     Officer, Lincoln
                                                     National Investment
                                                     Companies and Delaware
                                                     Investments, the
                                                     investment management
                                                     subsidiary of Lincoln
                                                     Financial Group
                                                     (1992-2003); Chief
                                                     Executive Officer,
                                                     Delaware Investments
                                                     Family of Funds, an
                                                     investment management
                                                     company (1997-2003).

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                       Length of                               Number of
                       Position(s)    Time Served          Principal          Portfolios            Other
 Name, Address and      Held with     as a Trustee   Occupation(s) During     Overseen by    Directorships Held
        Age             the Trust     of the Trust       Past 5 Years           Trustee        by Nominee((1))
-----------------------------------------------------------------------------------------------------------------
Mark S. Singel            Trustee        3 years     Director/Founder, The          10               None
1251 Stone Creek                                     Winter Group (January
Drive Hummelstown,                                   2005-present);
PA 17036                                             formerly, Managing
Age 51                                               Director, Public
                                                     Affairs Management
                                                     (lobbying firm)
                                                     (2000-2004).

-----------------------------------------------------------------------------------------------------------------
Ambassador Adrian A.      Trustee        3 years     Director of Project on         10               None
Basora (ret.)                                        Democratic
1529 Walnut Street,                                  Transitions, Foreign
Suite 610                                            Policy Research
Philadelphia, PA                                     Institute
19102                                                (2004-present);
Age 66                                               formerly, President of
                                                     Eisenhower Fellowships
                                                     (1996-2004).

-----------------------------------------------------------------------------------------------------------------
James R. Brinton          Trustee        3 years     President, Robert J.           10        Penn Street Fund,
123 West Lancaster                                   McAllister Agency,                       Inc. ("PSFI") (5)
Avenue                                               Inc. (a commercial                       (a registered
Wayne, PA 19087                                      insurance brokerage                      investment
Age 50                                               firm) (1979-present).                    management
                                                                                              company)
                                                                                              (2002-present).

-----------------------------------------------------------------------------------------------------------------
G. Michael Mara           Trustee        3 years     President, Valley              10               None
309 Technology Drive                                 Forge Capital Advisers
Malvern, PA 19335                                    (2002- present);
Age 49                                               President, Penn Street
                                                     Fund, Inc. (2001-
                                                     present); Registered
                                                     Representative, Citco
                                                     Mutual Fund
                                                     Distributors, Inc.
                                                     ("CMFD")
                                                     (2002-present);
                                                     formerly, Managing
                                                     Director, Millennium
                                                     Bank (2000-2004);
                                                     Principal, Vanguard
                                                     Fiduciary Trust
                                                     Company (1997-1999).
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                       Length of                               Number of
                       Position(s)    Time Served          Principal          Portfolios            Other
 Name, Address and      Held with     as a Trustee   Occupation(s) During     Overseen by    Directorships Held
        Age             the Trust     of the Trust       Past 5 Years           Trustee        by Nominee((1))
-----------------------------------------------------------------------------------------------------------------
Warren West               Trustee         1 year     President and owner,           10               None
1700 Market Street                                   Greentree Brokerage
Philadelphia, PA                                     Services, Inc. (1998-
19103                                                present).
Age 48
-----------------------------------------------------------------------------------------------------------------

----------
(1) Directorship of companies required to report to the U.S. Securities and Exchange Commission (the "SEC") under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (i.e., "public companies") and investment companies registered under the 1940 Act.
(2) Mr. King is considered to be an "interested person" of the Trust for purposes of the 1940 Act because he is the chief executive officer and a controlling shareholder of QFI. Mr. King is also a shareholder of CMFS, the administrator and transfer agent of the Trust. Mr. King previously served as a director of PSFI from May, 2002 until April, 2003. Mr. Mara currently serves as an officer of PSFI and Mr. Brinton currently serves on the Board of Directors of PSFI. The investment adviser of PSFI is Penn Street Investment Advisers, Inc. and the principal distributor of PSFI is CFMD, which also serves as the distributor for the Trust, an affiliate of CMFS.
(3)   This position is held with an affiliated person of the Trust.
(4) Ms. Keyes is considered to be an "interested person" of the Trust for purposes of the 1940 Act because she is the Secretary, Chief Financial Officer and a controlling shareholder of QFI.
(5) CMFD, the distributor of the Funds, also serves as distributor of the shares of each series of PSFI.